Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 4.7%
2,000,000	1011778 BC ULC 6.590% (1-Month USD Libor+175 basis points), 11/19/2026[2,3,4,5]	$1,980,860
2,490,917	Allspring Buyer LLC 6.688% (3-Month USD Libor+300 basis points), 11/1/2028[2,3,4]	2,487,803
2,675,185	AmWINS Group, Inc. 6.885% (1-Month USD Libor+225 basis points), 2/19/2028[2,3,4]	2,647,510
1,000,000	Calpine Corp. 2.000% (1-Month USD Libor+200 basis points), 8/16/2026[2,3,4,6,7]	995,630
1,244,291	Chemours Co. 4.430% (3-Month Euribor+200 basis points), 4/3/2025[2,3,4]	1,342,103
1,433,571	Coherent Corp. 7.385% (1-Month USD Libor+275 basis points), 7/1/2029[2,3,4]	1,422,820
	Covanta Holding Corp.
188,389	3.000% (1-Month Term SOFR+250 basis points), 11/30/2028[2,3,4]	187,839
2,489,841	3.264% (1-Month Term SOFR+250 basis points), 11/30/2028[2,3,4]	2,482,571
400,000	Dedalus Finance GmbH 5.782% (6-Month Euribor+375 basis points), 5/31/2027[2,4]	382,280
778,561	Gemini HDPE LLC 7.830% (3-Month USD Libor+300 basis points), 12/31/2027[2,3,4]	777,751
1,480,526	GoDaddy, Inc. 7.868% (1-Month Term SOFR+325 basis points), 11/10/2029[2,3,4]	1,481,533
2,463,674	GVC Holdings Gibraltar Ltd. 6.174% (3-Month USD Libor+250 basis points), 3/16/2027[2,3,4,5]	2,462,135
1,403,291	Hostess Brands LLC 7.075% (1-Month USD Libor+225 basis points), 8/3/2025[2,3,4]	1,405,838
945,039	INEOS U.S. Finance LLC 8.173% (1-Month Term SOFR+375 basis points), 11/8/2027[2,3,4]	945,039
1,500,000	INEOS U.S. Petrochem LLC 3.250% (1-Month USD Libor+275 basis points), 1/21/2026[2,3,4,6,7]	1,487,820
1,000,000	IQVIA, Inc. 4.202% (3-Month Euribor+200 basis points), 3/7/2024[2,4]	1,082,366
1,389,556	Iridium Satellite LLC 7.218% (1-Month USD Libor+250 basis points), 11/4/2026[2,3,4]	1,390,425
1,679,621	Jane Street Group LLC 7.385% (1-Month USD Libor+275 basis points), 1/26/2028[2,3,4]	1,656,106
2,271,250	NAB Holdings LLC 7.730% (3-Month Term SOFR+300 basis points), 11/23/2028[2,3,4]	2,241,905
1,576,385	NortonLifeLock, Inc. 6.718% (1-Month Term SOFR+200 basis points), 9/12/2029[2,3,4]	1,562,788
1,350,000	Pike Corp. 7.640% (1-Month USD Libor+300 basis points), 1/21/2028[2,3,4]	1,342,406
1,225,000	Playtika Holding Corp. 7.385% (1-Month USD Libor+275 basis points), 3/11/2028[2,3,4]	1,218,655

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
707,750	SkyMiles IP Ltd. 8.558% (3-Month USD Libor+375 basis points), 10/20/2027[2,3,4,5]	$734,648
2,000,000	Trans Union LLC 4.274% (1-Month USD Libor+175 basis points), 11/15/2026[2,3,4,6,7]	1,989,290
	Travelport Finance Luxembourg Sarl
13,502	11.000% (3-Month USD Libor+700 basis points), 2/28/2025[2,4,5]	13,880
2,571	10.424% (3-Month USD Libor+675 basis points), 5/29/2026[2,4,5]	1,485
2,682,595	WEX, Inc. 6.885% (1-Month USD Libor+225 basis points), 4/1/2028[2,3,4]	2,669,195
2,496,399	WMG Acquisition Corp. 6.760% (1-Month USD Libor+212.5 basis points), 1/20/2028[2,3,4]	2,474,980
1,000,000	XPO Logistics 4.483% (1-Month USD Libor+175 basis points), 2/23/2025[2,3,4]	998,750
	Total Bank Loans
	(Cost $41,366,062)	41,866,411
	BONDS — 93.1%
	ASSET-BACKED SECURITIES — 47.1%
	522 Funding CLO Ltd.
6,250,000	Series 2019-5A, Class AR, 5.988% (3-Month Term SOFR+133 basis points), 4/15/2035[3,4,8]	6,090,625
1,500,000	Series 2019-5A, Class ER, 11.418% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,320,041
5,000,000	AB BSL CLO Ltd. Series 2020-1A, Class A1R, 6.028% (3-Month Term SOFR+137 basis points), 1/15/2035[3,4,8]	4,876,389
	AIMCO CLO Ltd.
1,000,000	Series 2018-AA, Class C, 6.542% (3-Month USD Libor+175 basis points), 4/17/2031[3,4,8]	952,571
1,750,000	Series 2017-AA, Class AR, 5.858% (3-Month USD Libor+105 basis points), 4/20/2034[3,4,8]	1,706,636
2,500,000	Series 2022-18A, Class D, 8.621% (3-Month Term SOFR+485 basis points), 7/20/2035[3,4,8]	2,480,976
1,000,000	Allegany Park CLO Ltd. Series 2019-1A, Class ER, 11.039% (3-Month Term SOFR+640 basis points), 1/20/2035[3,4,8]	852,439
1,000,000	ALM Ltd. Series 2020-1A, Class D, 10.792% (3-Month USD Libor+600 basis points), 10/15/2029[3,4,8]	890,681
1,580,270	AMMC CLO Ltd. Series 2013-13A, Class A1R2, 5.866% (3-Month USD Libor+105 basis points), 7/24/2029[3,4,8]	1,573,483
2,000,000	Anchorage Credit Funding 3 Ltd. Series 2016-3A, Class BR, 3.471%, 1/28/2039[3,8]	1,713,710

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Annisa CLO Series 2016-2A, Class DR, 7.808% (3-Month USD Libor+300 basis points), 7/20/2031[3,4,8]	$1,383,985
1,000,000	Ares CLO Ltd. Series 2015-38A, Class DR, 7.308% (3-Month USD Libor+250 basis points), 4/20/2030[3,4,8]	883,816
	ASSURANT CLO Ltd.
2,000,000	Series 2018-2A, Class A, 5.848% (3-Month USD Libor+104 basis points), 4/20/2031[3,4,8]	1,971,425
1,750,000	Series 2017-1A, Class ER, 12.008% (3-Month USD Libor+720 basis points), 10/20/2034[3,4,8]	1,548,750
769,600	Atrium Series 9A, Class DR, 8.553% (3-Month USD Libor+360 basis points), 5/28/2030[3,4,8]	710,253
1,250,000	Babson CLO Ltd. Series 2016-1A, Class DR, 7.865% (3-Month USD Libor+305 basis points), 7/23/2030[3,4,8]	1,109,405
1,400,000	Bain Capital Credit CLO Ltd. Series 2021-7A, Class D, 8.065% (3-Month USD Libor+325 basis points), 1/22/2035[3,4,8]	1,290,521
1,250,000	Ballyrock CLO Ltd. Series 2019-1A, Class DR, 11.542% (3-Month USD Libor+675 basis points), 7/15/2032[3,4,8]	1,141,711
	Barings CLO Ltd.
1,000,000	Series 2017-1A, Class E, 10.795% (3-Month USD Libor+600 basis points), 7/18/2029[3,4,8]	879,569
1,000,000	Series 2018-2A, Class C, 7.492% (3-Month USD Libor+270 basis points), 4/15/2030[3,4,8]	921,179
1,000,000	Series 2020-4A, Class D1, 8.508% (3-Month USD Libor+370 basis points), 1/20/2032[3,4,8]	969,969
1,200,000	Series 2019-2A, Class DR, 11.572% (3-Month USD Libor+678 basis points), 4/15/2036[3,4,8]	1,038,253
1,000,000	Series 2020-1A, Class ER, 11.442% (3-Month USD Libor+665 basis points), 10/15/2036[3,4,8]	898,088
3,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 6.099% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	3,269,555
	Battalion CLO Ltd.
500,000	Series 2020-15A, Class A1, 6.142% (3-Month USD Libor+135 basis points), 1/17/2033[3,4,8]	493,005
2,000,000	Series 2016-10A, Class CR2, 8.266% (3-Month USD Libor+345 basis points), 1/25/2035[3,4,8]	1,756,242

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
58,196	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 3.841%, 7/25/2034[3,9]	$49,866
	Benefit Street Partners CLO Ltd.
3,000,000	Series 2013-IIIA, Class CR, 8.708% (3-Month USD Libor+390 basis points), 7/20/2029[3,4,8]	2,959,297
1,482,684	Series 2017-12A, Class A1R, 5.742% (3-Month USD Libor+95 basis points), 10/15/2030[3,4,8]	1,470,105
1,850,000	Series 2017-12A, Class C, 7.842% (3-Month USD Libor+305 basis points), 10/15/2030[3,4,8]	1,693,229
1,000,000	Series 2015-8A, Class CR, 7.558% (3-Month USD Libor+275 basis points), 1/20/2031[3,4,8]	856,751
500,000	Series 2018-14A, Class E, 10.158% (3-Month USD Libor+535 basis points), 4/20/2031[3,4,8]	417,115
1,000,000	Series 2019-17A, Class ER, 11.142% (3-Month USD Libor+635 basis points), 7/15/2032[3,4,8]	874,391
800,000	Series 2019-19A, Class E, 11.812% (3-Month USD Libor+702 basis points), 1/15/2033[3,4,8]	735,940
1,850,000	Series 2019-18A, Class A1R, 5.962% (3-Month USD Libor+117 basis points), 10/15/2034[3,4,8]	1,808,799
1,750,000	Series 2020-21A, Class DR, 8.142% (3-Month USD Libor+335 basis points), 10/15/2034[3,4,8]	1,618,958
750,000	Series 2020-21A, Class ER, 11.492% (3-Month USD Libor+670 basis points), 10/15/2034[3,4,8]	684,847
1,000,000	Series 2019-18A, Class ER, 11.542% (3-Month USD Libor+675 basis points), 10/15/2034[3,4,8]	902,436
1,000,000	Series 2021-24A, Class E, 11.418% (3-Month USD Libor+661 basis points), 10/20/2034[3,4,8]	921,172
1,750,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 9.068% (3-Month USD Libor+425 basis points), 7/25/2034[3,4,8]	1,589,258
492,058	Burnham Park Clo Ltd. Series 2016-1A, Class AR, 5.958% (3-Month USD Libor+115 basis points), 10/20/2029[3,4,8]	488,308
4,000,000	Carlyle Global Market Strategies Euro CLO Series 2022-5X, Class A2B, 6.500%, 10/25/2035[3]	4,323,667
	Carlyle U.S. CLO Ltd.
1,000,000	Series 2016-4A, Class DR, 10.208% (3-Month USD Libor+540 basis points), 10/20/2027[3,4,8]	859,882
5,000,000	Series 2020-2A, Class A1R, 5.958% (3-Month USD Libor+114 basis points), 1/25/2035[3,4,8]	4,871,511
	CarMax Auto Owner Trust
339,928	Series 2019-3, Class A3, 2.180%, 8/15/2024[3]	339,258

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
834,657	Series 2019-4, Class A3, 2.020%, 11/15/2024[3]	$829,218
1,194,372	Series 2022-2, Class A2A, 2.810%, 5/15/2025[3]	1,183,735
1,407,604	Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	1,358,118
2,000,000	CBAM Ltd. Series 2018-6A, Class B2R, 7.019% (3-Month Term SOFR+236.16 basis points), 1/15/2031[3,4,8]	1,990,592
1,149,000	Cedar Funding II CLO Ltd. Series 2013-1A, Class ARR, 5.888% (3-Month USD Libor+108 basis points), 4/20/2034[3,4,8]	1,118,406
2,800,000	CIFC European Funding CLO Series 3X, Class D, 5.888% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	2,746,456
	CIFC Funding Ltd.
1,745,129	Series 2015-3A, Class AR, 5.668% (3-Month USD Libor+87 basis points), 4/19/2029[3,4,8]	1,719,684
2,798,023	Series 2014-2RA, Class A1, 5.866% (3-Month USD Libor+105 basis points), 4/24/2030[3,4,8]	2,776,490
1,000,000	Series 2018-2A, Class D, 10.658% (3-Month USD Libor+585 basis points), 4/20/2031[3,4,8]	871,972
3,500,000	Series 2013-3RA, Class A1, 5.796% (3-Month USD Libor+98 basis points), 4/24/2031[3,4,8]	3,452,587
1,000,000	Series 2018-4A, Class C, 7.742% (3-Month USD Libor+295 basis points), 10/17/2031[3,4,8]	937,468
1,000,000	Series 2018-4A, Class D, 10.692% (3-Month USD Libor+590 basis points), 10/17/2031[3,4,8]	883,371
1,250,000	Series 2018-5A, Class D, 10.942% (3-Month USD Libor+615 basis points), 1/15/2032[3,4,8]	1,137,471
1,000,000	Series 2019-1A, Class DR, 7.908% (3-Month USD Libor+310 basis points), 4/20/2032[3,4,8]	934,366
500,000	Series 2019-5A, Class DR, 11.572% (3-Month USD Libor+678 basis points), 1/15/2035[3,4,8]	458,320
750,000	Clear Creek CLO Series 2015-1A, Class CR, 6.758% (3-Month USD Libor+195 basis points), 10/20/2030[3,4,8]	719,601
	COLT Mortgage Loan Trust
5,935,329	Series 2021-4, Class A1, 1.397%, 10/25/2066[3,8,9]	4,710,313
5,465,806	Series 2022-1, Class A1, 2.284%, 12/27/2066[3,8,9]	4,799,732
	Crestline Denali CLO Ltd.
800,000	Series 2017-1A, Class D, 8.538% (3-Month USD Libor+373 basis points), 4/20/2030[3,4,8]	712,935
750,000	Series 2016-1A, Class DR, 8.165% (3-Month USD Libor+335 basis points), 10/23/2031[3,4,8]	630,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
5,376,136	CSMC Series 2021-NQM4, Class A1, 1.101%, 5/25/2066[3,8,9]	$4,405,442
3,362,777	Daimler Trucks Retail Trust Series 2022-1, Class A2, 5.070%, 9/16/2024[3]	3,352,261
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 5.818% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	2,153,067
600,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 7.542% (3-Month USD Libor+275 basis points), 4/15/2031[3,4,8]	499,940
1,500,000	Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 5.712% (3-Month USD Libor+92 basis points), 10/15/2030[3,4,8]	1,480,800
2,000,000	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,8]	1,993,342
2,113,791	DLLST LLC Series 2022-1A, Class A2, 2.790%, 1/22/2024[3,8]	2,101,150
	Dryden CLO Ltd.
1,000,000	Series 2018-57A, Class D, 7.414% (3-Month USD Libor+255 basis points), 5/15/2031[3,4,8]	879,365
5,500,000	Series 2019-80A, Class AR, 5.908% (3-Month Term SOFR+125 basis points), 1/17/2033[3,4,8]	5,407,875
1,500,000	Series 2020-77A, Class ER, 10.785% (3-Month USD Libor+587 basis points), 5/20/2034[3,4,8]	1,244,054
1,000,000	Series 2020-86A, Class DR, 7.992% (3-Month USD Libor+320 basis points), 7/17/2034[3,4,8]	916,439
2,000,000	Series 2019-76A, Class DR, 8.108% (3-Month USD Libor+330 basis points), 10/20/2034[3,4,8]	1,829,121
	Dryden Euro CLO
1,500,000	Series 2021-91X, Class D, 7.184% (3-Month Euribor+485 basis points), 4/18/2035[3,4]	1,553,230
2,000,000	Series 2021-103X, Class B2, 7.500%, 1/19/2036[3]	2,150,441
	Dryden Senior Loan Fund
940,010	Series 2013-30A, Class AR, 5.684% (3-Month USD Libor+82 basis points), 11/15/2028[3,4,8]	931,657
2,127,654	Series 2014-36A, Class AR3, 5.812% (3-Month USD Libor+102 basis points), 4/15/2029[3,4,8]	2,115,254
1,500,000	Series 2017-49A, Class DR, 8.195% (3-Month USD Libor+340 basis points), 7/18/2030[3,4,8]	1,421,250
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 7.308% (3-Month USD Libor+250 basis points), 1/20/2030[3,4,8]	1,346,976

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
250,000	Series 2014-1RA, Class E, 10.492% (3-Month USD Libor+570 basis points), 7/15/2030[3,4,8]	$209,360
1,000,000	Series 2018-1A, Class D, 7.992% (3-Month USD Libor+320 basis points), 10/15/2030[3,4,8]	929,164
1,850,000	Series 2019-1A, Class DR, 8.292% (3-Month USD Libor+350 basis points), 4/15/2031[3,4,8]	1,778,354
2,250,000	Series 2013-1A, Class D3R, 11.592% (3-Month USD Libor+680 basis points), 1/15/2034[3,4,8]	2,039,904
1,000,000	Series 2020-2A, Class ER, 11.292% (3-Month USD Libor+650 basis points), 1/15/2035[3,4,8]	908,300
	Ellington Financial Mortgage Trust
4,833,034	Series 2021-2, Class A1, 0.931%, 6/25/2066[3,8,9]	3,907,692
5,039,929	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,8,9]	3,944,556
	Flatiron CLO Ltd.
2,000,000	Series 2020-1A, Class D, 8.705% (3-Month USD Libor+379 basis points), 11/20/2033[3,4,8]	1,920,909
1,500,000	Series 2020-1A, Class E, 12.765% (3-Month USD Libor+785 basis points), 11/20/2033[3,4,8]	1,436,678
1,375,000	Series 2021-1A, Class E, 10.798% (3-Month USD Libor+600 basis points), 7/19/2034[3,4,8]	1,241,003
3,000,000	Series 2019-1A, Class AR, 5.952% (3-Month USD Libor+108 basis points), 11/16/2034[3,4,8]	2,957,467
2,150,000	Ford Credit Auto Lease Trust Series 2021-B, Class A4, 0.400%, 12/15/2024[3]	2,085,442
1,750,000	Ford Credit Auto Owner Trust Series 2023-A, Class A2A, 5.140%, 3/15/2026[3]	1,749,941
	Galaxy CLO Ltd.
3,463,805	Series 2017-23A, Class AR, 5.686% (3-Month USD Libor+87 basis points), 4/24/2029[3,4,8]	3,433,172
3,200,142	Series 2015-19A, Class A1RR, 5.766% (3-Month USD Libor+95 basis points), 7/24/2030[3,4,8]	3,168,813
5,550,104	Series 2013-15A, Class ARR, 5.762% (3-Month USD Libor+97 basis points), 10/15/2030[3,4,8]	5,498,988
1,500,000	Series 2017-24A, Class D, 7.242% (3-Month USD Libor+245 basis points), 1/15/2031[3,4,8]	1,390,124
2,619,229	GCAT Trust Series 2021-NQM7, Class A1, 1.915%, 8/25/2066[3,8,9]	2,320,149
	Generate CLO Ltd.
1,962,227	Series 3A, Class AR, 6.058% (3-Month USD Libor+125 basis points), 10/20/2029[3,4,8]	1,952,613
1,250,000	Series 3A, Class DR, 8.408% (3-Month USD Libor+360 basis points), 10/20/2029[3,4,8]	1,223,583

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 9A, Class E, 11.658% (3-Month USD Libor+685 basis points), 10/20/2034[3,4,8]	$916,540
1,750,000	Series 6A, Class DR, 8.315% (3-Month USD Libor+350 basis points), 1/22/2035[3,4,8]	1,606,591
1,500,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 11.192% (3-Month USD Libor+640 basis points), 10/15/2030[3,4,8]	1,243,737
	GM Financial Automobile Leasing Trust
5,922,411	Series 2021-3, Class A3, 0.390%, 10/21/2024[3]	5,803,471
4,750,000	Series 2022-1, Class A3, 1.900%, 3/20/2025[3]	4,624,990
	GM Financial Consumer Automobile Receivables Trust
775,064	Series 2021-4, Class A2, 0.280%, 11/18/2024[3]	770,034
1,399,061	Series 2022-2, Class A2, 2.520%, 5/16/2025[3]	1,383,827
2,767,625	Series 2020-4, Class A3, 0.380%, 8/18/2025[3]	2,704,075
3,000,000	Series 2020-3, Class A4, 0.580%, 1/16/2026[3]	2,849,424
1,200,000	Series 2023-1, Class A2A, 5.190%, 3/16/2026[3]	1,199,596
1,000,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 7.592% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	907,534
	GoldenTree Loan Management U.S. CLO Ltd.
500,000	Series 2020-7A, Class FR, 12.558% (3-Month USD Libor+775 basis points), 4/20/2034[3,4,8]	408,194
1,000,000	Series 2021-10A, Class F, 12.598% (3-Month USD Libor+779 basis points), 7/20/2034[3,4,8]	794,952
500,000	Series 2020-8A, Class ER, 10.958% (3-Month USD Libor+615 basis points), 10/20/2034[3,4,8]	448,944
1,075,000	GoldenTree Loan Opportunities Ltd. Series 2014-9A, Class DR2, 7.802% (3-Month USD Libor+300 basis points), 10/29/2029[3,4,8]	1,022,577
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 7.292% (3-Month USD Libor+250 basis points), 4/15/2031[3,4,8]	1,641,545
	Grippen Park CLO Ltd.
1,678,002	Series 2017-1A, Class A, 6.068% (3-Month USD Libor+126 basis points), 1/20/2030[3,4,8]	1,666,675
830,000	Series 2017-1A, Class E, 10.508% (3-Month USD Libor+570 basis points), 1/20/2030[3,4,8]	723,514
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 3.588% (3-Month Euribor+130 basis points), 10/15/2031[3,4,8]	1,022,387

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Highbridge Loan Management Ltd.
1,000,000	Series 7A-2015, Class DR, 7.264% (3-Month USD Libor+240 basis points), 3/15/2027[3,4,8]	$984,008
1,000,000	Series 5A-2015, Class DRR, 7.942% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	849,927
	Honda Auto Receivables Owner Trust
13,150	Series 2019-4, Class A3, 1.830%, 1/18/2024[3]	13,129
1,539,774	Series 2020-2, Class A3, 0.820%, 7/15/2024[3]	1,524,504
1,299,816	Series 2020-3, Class A3, 0.370%, 10/18/2024[3]	1,276,828
2,871,711	Series 2021-1, Class A3, 0.270%, 4/21/2025[3]	2,793,853
	HPS Loan Management Ltd.
1,250,000	Series 13A-18, Class D, 7.792% (3-Month USD Libor+300 basis points), 10/15/2030[3,4,8]	1,100,536
2,625,000	Series 6A-2015, Class CR, 7.306% (3-Month USD Libor+250 basis points), 2/5/2031[3,4,8]	2,272,756
2,500,000	Series 14A-19, Class ER, 10.968% (3-Month USD Libor+615 basis points), 1/25/2034[3,4,8]	2,171,926
2,250,000	Series 15A-19, Class ER, 11.453% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	2,032,272
3,750,000	Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	3,578,846
1,000,000	Invesco CLO Ltd. Series 2022-3A, Class D, 8.855% (3-Month Term SOFR+500 basis points), 10/22/2035[3,4,8]	997,734
2,000,000	Invesco Euro CLO Series 6X, Class B1, 3.938% (3-Month Euribor+165 basis points), 7/15/2034[3,4]	2,043,301
1,000,000	Jay Park CLO Ltd. Series 2016-1A, Class DR, 10.008% (3-Month USD Libor+520 basis points), 10/20/2027[3,4,8]	908,667
5,500,000	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	5,528,397
1,790,760	KKR CLO Ltd. Series 18, Class AR, 5.735% (3-Month USD Libor+94 basis points), 7/18/2030[3,4,8]	1,773,149
750,000	LCM LP Series 18A, Class DR, 7.608% (3-Month USD Libor+280 basis points), 4/20/2031[3,4,8]	628,588
	Madison Park Funding Ltd.
825,000	Series 2015-19A, Class CR, 6.965% (3-Month USD Libor+215 basis points), 1/22/2028[3,4,8]	786,680

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,800,000	Series 2019-33A, Class AR, 5.948% (3-Month Term SOFR+129 basis points), 10/15/2032[3,4,8]	$1,768,487
	Magnetite Ltd.
1,532,402	Series 2012-7A, Class A1R2, 5.592% (3-Month USD Libor+80 basis points), 1/15/2028[3,4,8]	1,519,801
1,500,000	Series 2014-8A, Class ER2, 10.442% (3-Month USD Libor+565 basis points), 4/15/2031[3,4,8]	1,352,602
1,000,000	Series 2019-22A, Class ER, 11.142% (3-Month USD Libor+635 basis points), 4/15/2031[3,4,8]	930,685
2,500,000	Series 2016-17A, Class AR, 5.908% (3-Month USD Libor+110 basis points), 7/20/2031[3,4,8]	2,470,207
500,000	Series 2015-12A, Class ER, 10.472% (3-Month USD Libor+568 basis points), 10/15/2031[3,4,8]	449,081
1,000,000	Series 2020-25A, Class E, 11.168% (3-Month USD Libor+635 basis points), 1/25/2032[3,4,8]	935,126
	Mariner CLO LLC
2,050,000	Series 2016-3A, Class BR2, 6.315% (3-Month USD Libor+150 basis points), 7/23/2029[3,4,8]	2,019,864
2,000,000	Series 2016-3A, Class DR2, 7.715% (3-Month USD Libor+290 basis points), 7/23/2029[3,4,8]	1,870,854
4,725,151	Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A4, 2.040%, 1/15/2026[3]	4,687,828
2,465,742	Milos CLO Ltd. Series 2017-1A, Class AR, 5.878% (3-Month USD Libor+107 basis points), 10/20/2030[3,4,8]	2,442,590
	MMAF Equipment Finance LLC
365,628	Series 2020-A, Class A2, 0.740%, 4/9/2024[3,8]	363,376
5,650,469	Series 2022-A, Class A2, 2.770%, 2/13/2025[3,8]	5,564,655
	Morgan Stanley Eaton Vance CLO Ltd.
2,500,000	Series 2022-16A, Class E, 11.508% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	2,292,143
500,000	Series 2022-18A, Class E, 12.340% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,8]	483,318
	Mountain View CLO Ltd.
875,000	Series 2015-9A, Class CR, 7.912% (3-Month USD Libor+312 basis points), 7/15/2031[3,4,8]	721,447
525,000	Series 2019-2A, Class D, 9.162% (3-Month USD Libor+437 basis points), 1/15/2033[3,4,8]	506,676
1,500,000	Series 2019-1A, Class DR, 8.732% (3-Month USD Libor+394 basis points), 10/15/2034[3,4,8]	1,397,259

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Neuberger Berman Loan Advisers CLO Ltd.
2,250,000	Series 2018-27A, Class D, 7.392% (3-Month USD Libor+260 basis points), 1/15/2030[3,4,8]	$2,069,929
1,000,000	Series 2020-36A, Class ER, 11.558% (3-Month USD Libor+675 basis points), 4/20/2033[3,4,8]	923,810
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 5.288% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	970,294
1,500,000	New Mountain CLO Ltd. Series CLO-1A, Class ER, 11.472% (3-Month USD Libor+668 basis points), 10/15/2034[3,4,8]	1,395,538
251,246	New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1, 2.492%, 9/25/2059[3,8,9]	230,882
	Newark BSL CLO Ltd.
2,609,855	Series 2016-1A, Class A1R, 6.031% (3-Month Term SOFR+136.16 basis points), 12/21/2029[3,4,8]	2,586,951
750,000	Series 2016-1A, Class DR, 11.181% (3-Month Term SOFR+651.16 basis points), 12/21/2029[3,4,8]	656,473
	Nissan Auto Receivables Owner Trust
214,793	Series 2019-C, Class A3, 1.930%, 7/15/2024[3]	214,496
1,221,238	Series 2020-A, Class A3, 1.380%, 12/16/2024[3]	1,208,874
2,500,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 9.558% (3-Month USD Libor+475 basis points), 4/20/2034[3,4,8]	2,363,838
	OBX Trust
261,343	Series 2018-EXP1, Class 2A1, 5.695% (1-Month USD Libor+85 basis points), 4/25/2048[3,4,8]	257,251
1,397,840	Series 2020-INV1, Class A11, 5.745% (1-Month USD Libor+90 basis points), 12/25/2049[3,4,8]	1,292,209
3,397,785	Series 2019-EXP2, Class 2A1B, 5.745% (1-Month USD Libor+90 basis points), 6/25/2059[3,4,8]	3,244,450
6,307,289	Series 2021-NQM4, Class A1, 1.957%, 10/25/2061[3,8,9]	5,147,631
	OCP CLO Ltd.
2,250,000	Series 2014-6A, Class BR, 6.980% (3-Month USD Libor+215 basis points), 10/17/2030[3,4,8]	2,169,927
1,000,000	Series 2017-14A, Class C, 7.515% (3-Month USD Libor+260 basis points), 11/20/2030[3,4,8]	910,856
2,000,000	Series 2017-14A, Class D, 10.715% (3-Month USD Libor+580 basis points), 11/20/2030[3,4,8]	1,708,928
500,000	Series 2020-8RA, Class D, 11.792% (3-Month USD Libor+700 basis points), 1/17/2032[3,4,8]	453,516

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2020-18A, Class ER, 11.238% (3-Month USD Libor+643 basis points), 7/20/2032[3,4,8]	$901,262
1,000,000	Series 2016-12A, Class ER2, 11.782% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,8]	927,651
2,000,000	Series 2021-22A, Class D, 7.908% (3-Month USD Libor+310 basis points), 12/2/2034[3,4,8]	1,797,403
1,000,000	Series 2021-22A, Class E, 11.408% (3-Month USD Libor+660 basis points), 12/2/2034[3,4,8]	893,215
	Octagon Investment Partners Ltd.
750,000	Series 2014-1A, Class DRR, 7.565% (3-Month USD Libor+275 basis points), 1/22/2030[3,4,8]	669,660
1,000,000	Series 2019-3A, Class ER, 11.542% (3-Month USD Libor+675 basis points), 7/15/2034[3,4,8]	830,739
2,500,000	Series 2020-3A, Class AR, 5.958% (3-Month USD Libor+115 basis points), 10/20/2034[3,4,8]	2,430,551
2,750,000	OHA Credit Partners Ltd. Series 2012-7A, Class D2R3, 9.165% (3-Month USD Libor+425 basis points), 2/20/2034[3,4,8]	2,526,391
	OSD CLO Ltd.
1,000,000	Series 2021-23A, Class D, 7.742% (3-Month USD Libor+295 basis points), 4/17/2031[3,4,8]	913,220
1,000,000	Series 2021-23A, Class E, 10.792% (3-Month USD Libor+600 basis points), 4/17/2031[3,4,8]	874,058
	OZLM Ltd.
1,500,000	Series 2014-8A, Class DRR, 10.872% (3-Month USD Libor+608 basis points), 10/17/2029[3,4,8]	1,285,030
2,000,000	Series 2014-6A, Class CS, 7.922% (3-Month USD Libor+313 basis points), 4/17/2031[3,4,8]	1,780,000
3,250,000	Series 2014-9A, Class A1A3, 5.908% (3-Month USD Libor+110 basis points), 10/20/2031[3,4,8]	3,203,533
750,000	Series 2019-23A, Class DR, 8.542% (3-Month USD Libor+375 basis points), 4/15/2034[3,4,8]	703,120
	Post CLO Ltd.
1,250,000	Series 2021-1A, Class D, 8.092% (3-Month USD Libor+330 basis points), 10/15/2034[3,4,8]	1,169,364
4,500,000	Series 2022-1A, Class A, 6.019% (3-Month Term SOFR+138 basis points), 4/20/2035[3,4,8]	4,390,557
2,250,000	Series 2022-1A, Class E, 11.389% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,8]	2,064,075
4,000,000	Series 2023-1A, Class A, 6.829% (3-Month Term SOFR+195 basis points), 4/20/2036[3,4,8,10]	4,000,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2023-1A, Class D, 10.129% (3-Month Term SOFR+525 basis points), 4/20/2036[3,4,8,10]	$1,500,000
1,500,000	PPM CLO Ltd. Series 2019-3A, Class ER, 11.402% (3-Month USD Libor+661 basis points), 4/17/2034[3,4,8]	1,216,825
1,000,000	Recette CLO Ltd. Series 2015-1A, Class FRR, 13.278% (3-Month USD Libor+847 basis points), 4/20/2034[3,4,8]	750,057
	Regatta Funding LP
813,116	Series 2013-2A, Class A1R3, 5.642% (3-Month USD Libor+85 basis points), 1/15/2029[3,4,8]	806,972
2,500,000	Series 2013-2A, Class CR2, 8.492% (3-Month USD Libor+370 basis points), 1/15/2029[3,4,8]	2,382,856
	Regatta Funding Ltd.
1,500,000	Series 2016-1A, Class DR2, 7.908% (3-Month USD Libor+310 basis points), 4/20/2034[3,4,8]	1,381,147
1,500,000	Series 2016-1A, Class ER2, 11.363% (3-Month USD Libor+640 basis points), 6/20/2034[3,4,8]	1,331,222
	Rockford Tower CLO Ltd.
1,750,000	Series 2020-1A, Class E, 11.708% (3-Month USD Libor+690 basis points), 1/20/2032[3,4,8]	1,578,946
750,000	Series 2021-2A, Class E, 11.208% (3-Month USD Libor+640 basis points), 7/20/2034[3,4,8]	602,863
1,375,000	Series 2021-3A, Class E, 11.528% (3-Month USD Libor+672 basis points), 10/20/2034[3,4,8]	1,162,698
2,500,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 7.685% (3-Month USD Libor+287 basis points), 4/13/2031[3,4,8]	2,141,112
	Sound Point CLO Ltd.
500,000	Series 2016-3A, Class E, 11.465% (3-Month USD Libor+665 basis points), 1/23/2029[3,4,8]	455,365
2,000,000	Series 2019-1A, Class DR, 8.308% (3-Month USD Libor+350 basis points), 1/20/2032[3,4,8]	1,733,254
1,500,000	Series 2019-3A, Class DR, 8.318% (3-Month USD Libor+350 basis points), 10/25/2034[3,4,8]	1,214,506
1,018,908	STAR Trust Series 2021-1, Class A1, 1.219%, 5/25/2065[3,8,9]	881,564
6,467,754	Starwood Mortgage Residential Trust Series 2021-5, Class A1, 1.920%, 9/25/2066[3,8,9]	5,294,517
	Stratus CLO Ltd.
2,000,000	Series 2021-1A, Class B, 6.208% (3-Month USD Libor+140 basis points), 12/29/2029[3,4,8]	1,949,508

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2021-1A, Class C, 6.558% (3-Month USD Libor+175 basis points), 12/29/2029[3,4,8]	$1,419,863
	Symphony CLO Ltd.
750,000	Series 2016-17A, Class ER, 10.342% (3-Month USD Libor+555 basis points), 4/15/2028[3,4,8]	701,097
1,750,000	Series 2018-20A, Class DR, 8.542% (3-Month USD Libor+375 basis points), 1/16/2032[3,4,8]	1,653,766
2,500,000	Symphony Static CLO Ltd. Series 2021-1A, Class E1, 10.168% (3-Month USD Libor+535 basis points), 10/25/2029[3,4,8]	2,330,878
	TCI-Symphony CLO Ltd.
1,064,000	Series 2017-1A, Class E, 11.242% (3-Month USD Libor+645 basis points), 7/15/2030[3,4,8]	888,450
3,500,000	Series 2016-1A, Class AR2, 5.835% (3-Month USD Libor+102 basis points), 10/13/2032[3,4,8]	3,445,609
	Tesla Auto Lease Trust
216,484	Series 2021-A, Class A2, 0.360%, 3/20/2025[3,8]	215,769
1,126,494	Series 2021-B, Class A2, 0.360%, 9/22/2025[3,8]	1,112,913
1,000,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 7.745% (3-Month USD Libor+295 basis points), 10/18/2030[3,4,8]	846,783
	TICP CLO Ltd.
625,000	Series 2018-IIA, Class D, 10.478% (3-Month USD Libor+567 basis points), 4/20/2028[3,4,8]	625,000
1,850,000	Series 2018-IA, Class D, 10.592% (3-Month USD Libor+577 basis points), 4/26/2028[3,4,8]	1,850,000
2,100,000	Series 2016-5A, Class ER, 10.542% (3-Month USD Libor+575 basis points), 7/17/2031[3,4,8]	1,850,628
1,150,000	Trinitas CLO Ltd. Series 2022-21A, Class C, 8.835% (3-Month Term SOFR+420 basis points), 1/20/2036[3,4,8]	1,149,808
5,316,705	Verus Securitization Trust Series 2021-5, Class A1, 1.013%, 9/25/2066[3,8,9]	4,324,140
1,075,556	Visio Trust Series 2020-1, Class A1, 1.545%, 8/25/2055[3,8,9]	1,014,327
1,118,812	VMC Finance LLC Series 2021-HT1, Class A, 6.411% (1-Month USD Libor+165 basis points), 1/18/2037[3,4,8]	1,088,057
	Voya CLO Ltd.
1,846,621	Series 2015-1A, Class A1R, 5.695% (3-Month USD Libor+90 basis points), 1/18/2029[3,4,8]	1,832,879

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	Series 2015-1A, Class CR, 7.145% (3-Month USD Libor+235 basis points), 1/18/2029[3,4,8]	$1,900,266
1,250,000	Series 2017-1A, Class C, 8.122% (3-Month USD Libor+333 basis points), 4/17/2030[3,4,8]	1,125,660
1,566,306	Series 2017-2A, Class A1R, 5.772% (3-Month USD Libor+98 basis points), 6/7/2030[3,4,8]	1,551,034
1,000,000	Series 2013-1A, Class CR, 7.742% (3-Month USD Libor+295 basis points), 10/15/2030[3,4,8]	852,046
2,000,000	Series 2013-2A, Class CR, 7.671% (3-Month Term SOFR+301.16 basis points), 4/25/2031[3,4,8]	1,653,053
2,000,000	Series 2016-3A, Class CR, 8.045% (3-Month USD Libor+325 basis points), 10/18/2031[3,4,8]	1,646,096
2,000,000	Series 2020-2A, Class ER, 11.198% (3-Month USD Libor+640 basis points), 7/19/2034[3,4,8]	1,821,631
1,000,000	Series 2022-3A, Class E, 12.612% (3-Month Term SOFR+860 basis points), 10/20/2034[3,4,8]	975,000
1,000,000	Series 2019-4A, Class ER, 11.502% (3-Month USD Libor+671 basis points), 1/15/2035[3,4,8]	886,951
1,500,000	Series 2022-1A, Class E, 12.109% (3-Month Term SOFR+747 basis points), 4/20/2035[3,4,8]	1,409,504
1,750,000	Voya Euro CLO DAC Series 1X, Class B2NE, 2.100%, 10/15/2030[3]	1,693,289
750,000	Wellfleet CLO Ltd. Series 2015-1A, Class DR4, 8.308% (3-Month USD Libor+350 basis points), 7/20/2029[3,4,8]	722,722
2,301,825	Wind River CLO Ltd. Series 2013-1A, Class A1RR, 5.788% (3-Month USD Libor+98 basis points), 7/20/2030[3,4,8]	2,282,242
	World Omni Auto Receivables Trust
1,237,236	Series 2020-A, Class A3, 1.100%, 4/15/2025[3]	1,224,992
1,367,815	Series 2020-B, Class A3, 0.630%, 5/15/2025[3]	1,347,438
	World Omni Select Auto Trust
1,611,072	Series 2021-A, Class A3, 0.530%, 3/15/2027[3]	1,559,943
5,500,000	Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	5,490,529
	Total Asset-Backed Securities
	(Cost $438,694,389)	418,857,942
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.9%
1,250,000	Alen Mortgage Trust Series 2021-ACEN, Class A, 5.834% (1-Month USD Libor+115 basis points), 4/15/2034[4,8]	1,107,885

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	BBCMS Mortgage Trust
2,550,000	Series 2019-BWAY, Class A, 5.897% (1-Month Term SOFR+107.05 basis points), 11/15/2034[4,8]	$2,367,456
2,000,000	Series 2019-BWAY, Class D, 7.101% (1-Month Term SOFR+227.45 basis points), 11/15/2034[4,8]	1,029,820
2,548,000	Series 2018-TALL, Class A, 5.557% (1-Month USD Libor+72.2 basis points), 3/15/2037[4,8]	2,337,104
1,000,000	Series 2018-TALL, Class B, 5.806% (1-Month USD Libor+97.1 basis points), 3/15/2037[4,8]	865,272
2,650,000	Series 2020-BID, Class A, 6.824% (1-Month USD Libor+214 basis points), 10/15/2037[4,8]	2,564,076
3,025,000	BFLD Trust Series 2021-FPM, Class A, 6.285% (1-Month USD Libor+160 basis points), 6/15/2038[3,4,8]	2,870,589
	BPR Trust
3,000,000	Series 2022-OANA, Class A, 6.725% (1-Month Term SOFR+189.8 basis points), 4/15/2037[4,8]	2,889,828
2,863,873	Series 2021-WILL, Class A, 6.434% (1-Month USD Libor+175 basis points), 6/15/2038[4,8]	2,761,238
1,000,000	Series 2021-WILL, Class B, 7.684% (1-Month USD Libor+300 basis points), 6/15/2038[4,8]	959,376
2,000,000	BX Trust Series 2022-CLS, Class A, 5.760%, 10/13/2027[8]	1,958,128
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 5.639% (1-Month USD Libor+95.5 basis points), 12/15/2036[3,4,8]	1,177,334
750,000	Series 2018-TBR, Class B, 5.959% (1-Month USD Libor+127.5 basis points), 12/15/2036[3,4,8]	724,935
74,371	COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.853%, 3/25/2065[3,8,9]	73,220
1,250,000	COMM Mortgage Trust Series 2018-HCLV, Class A, 5.784% (1-Month USD Libor+110 basis points), 9/15/2033[3,4,8]	1,185,576
205,813	CORE Mortgage Trust Series 2019-CORE, Class B, 5.784% (1-Month USD Libor+110 basis points), 12/15/2031[4,8]	201,204
	CSMC
1,225,000	Series 2020-TMIC, Class A, 8.184% (1-Month USD Libor+350 basis points), 12/15/2035[4,8]	1,214,369
750,000	Series 2020-FACT, Class B, 6.684% (1-Month USD Libor+200 basis points), 10/15/2037[4,8]	722,372

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
2,841,188	DBUBS Mortgage Trust Series 2011-LC3A, Class PM1, 4.452%, 5/10/2044[3,8]	$2,348,333
735,217	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 5.157%, 5/28/2035[3,9]	670,814
925,000	Great Wolf Trust Series 2019-WOLF, Class B, 6.275% (1-Month Term SOFR+144.85 basis points), 12/15/2036[4,8]	901,052
2,615,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	1,940,929
	Hilton Orlando Trust
1,783,000	Series 2018-ORL, Class A, 5.704% (1-Month USD Libor+102 basis points), 12/15/2034[4,8]	1,746,450
1,055,000	Series 2018-ORL, Class B, 5.984% (1-Month USD Libor+130 basis points), 12/15/2034[4,8]	1,024,379
32,314	Mellon Residential Funding Series 1999-TBC3, Class A2, 5.267%, 10/20/2029[3,9]	31,953
2,500,000	MTK Mortgage Trust Series 2021-GRNY, Class A, 6.434% (1-Month USD Libor+175 basis points), 12/15/2038[4,8]	2,402,077
5,400,000	NYO Commercial Mortgage Trust Series 2021-1290, Class A, 5.780% (1-Month USD Libor+109.5 basis points), 11/15/2038[4,8]	4,962,784
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[8,9]	468,014
	Total Commercial Mortgage-Backed Securities
	(Cost $48,388,619)	43,506,567
	CORPORATE — 25.8%
	BASIC MATERIALS — 1.4%
1,500,000	Alcoa Nederland Holding B.V. 6.125%, 5/15/2028[3,5,8]	1,503,232
2,750,000	DuPont de Nemours, Inc. 5.974% (3-Month USD Libor+111 basis points), 11/15/2023[4]	2,759,339
3,540,000	Georgia-Pacific LLC 0.625%, 5/15/2024[8]	3,373,061
1,720,000	H.B. Fuller Co. 4.250%, 10/15/2028[3]	1,527,816
780,000	INEOS Finance PLC 6.750%, 5/15/2028[3,5,8]	753,867
1,868,000	International Flavors & Fragrances, Inc. 1.832%, 10/15/2027[3,8]	1,586,984

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	BASIC MATERIALS (Continued)
1,072,000	Olin Corp. 5.000%, 2/1/2030[3]	$1,006,211
		12,510,510
	COMMUNICATIONS — 2.4%
3,535,000	Amazon.com, Inc. 1.000%, 5/12/2026[3]	3,206,623
1,415,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 3/1/2030[3,8]	1,227,512
1,845,000	Comcast Corp. 3.950%, 10/15/2025[3]	1,825,037
2,155,000	Global Switch Finance B.V. 1.375%, 10/7/2030[3]	1,918,686
590,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.500%, 3/1/2029[3,8]	510,663
2,589,000	Match Group, Inc. 4.625%, 6/1/2028[3,8]	2,407,770
2,166,000	Motorola Solutions, Inc. 2.300%, 11/15/2030[3]	1,761,608
530,000	NortonLifeLock, Inc. 6.750%, 9/30/2027[3,8]	533,313
1,775,000	T-Mobile USA, Inc. 3.750%, 4/15/2027[3]	1,707,392
750,000	United Group B.V. 3.625%, 2/15/2028[3]	583,463
3,975,000	Verizon Communications, Inc. 5.485% (SOFR Index+79 basis points), 3/20/2026[4]	3,949,111
1,250,000	Virgin Media Secured Finance PLC 5.500%, 5/15/2029[3,5,8]	1,165,485
1,000,000	Ziggo Bond Co. B.V. 3.375%, 2/28/2030[3]	842,865
		21,639,528
	CONSUMER, CYCLICAL — 3.7%
615,000	7-Eleven, Inc. 0.950%, 2/10/2026[3,8]	553,267
890,000	Air Canada 3.875%, 8/15/2026[3,5,8]	809,065
1,940,000	American Builders & Contractors Supply Co., Inc. 4.000%, 1/15/2028[3,8]	1,768,455
2,735,000	American Honda Finance Corp. 4.700%, 1/12/2028	2,763,999

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
1,505,000	Aramark Services, Inc. 5.000%, 2/1/2028[3,8]	$1,425,837
	BMW U.S. Capital LLC
500,000	0.800%, 4/1/2024[8]	479,760
950,000	3.150%, 4/18/2024[3,8]	932,247
1,370,000	Dana, Inc. 4.250%, 9/1/2030[3]	1,099,666
	Ford Motor Credit Co. LLC
1,000,000	4.950%, 5/28/2027[3]	955,300
2,140,000	2.900%, 2/10/2029[3]	1,774,479
709,000	General Motors Financial Co., Inc. 1.250%, 1/8/2026[3]	638,730
2,245,000	Hyatt Hotels Corp. 1.800%, 10/1/2024[3]	2,126,736
2,190,000	International Game Technology PLC 5.250%, 1/15/2029[3,5,8]	2,099,115
4,015,000	McDonald's Corp. 3.375%, 5/26/2025[3]	3,925,875
110,000	PACCAR Financial Corp. 2.650%, 4/6/2023	109,984
1,750,000	Papa John's International, Inc. 3.875%, 9/15/2029[3,8]	1,520,645
	Starbucks Corp.
240,000	5.028% (SOFR Index+42 basis points), 2/14/2024[3,4]	238,779
4,760,000	2.000%, 3/12/2027[3]	4,329,301
1,195,000	Toyota Motor Credit Corp. 4.856% (SOFR Index+33 basis points), 1/11/2024[4]	1,192,084
1,413,000	Volkswagen Group of America Finance LLC 4.750%, 11/13/2028[8]	1,401,844
	ZF Finance GmbH
1,000,000	3.000%, 9/21/2025[3]	1,034,042
800,000	2.000%, 5/6/2027[3]	750,064
700,000	ZF North America Capital, Inc. 4.750%, 4/29/2025[8]	688,723
		32,617,997
	CONSUMER, NON-CYCLICAL — 5.2%
4,450,000	AbbVie, Inc. 3.600%, 5/14/2025[3]	4,366,901
1,505,000	ASGN, Inc. 4.625%, 5/15/2028[3,8]	1,406,016

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,000,000	Ashtead Capital, Inc. 4.375%, 8/15/2027[3,8]	$1,917,864
1,274,000	Baxter International, Inc. 5.061% (SOFR Index+44 basis points), 11/29/2024[4]	1,252,878
1,787,000	Biogen, Inc. 4.050%, 9/15/2025[3]	1,747,280
1,055,000	Block, Inc. 2.750%, 6/1/2026[3]	963,205
2,515,000	Cargill, Inc. 3.625%, 4/22/2027[3,8]	2,440,782
1,120,000	Catalent Pharma Solutions, Inc. 3.500%, 4/1/2030[3,8]	985,298
2,495,000	Gilead Sciences, Inc. 2.950%, 3/1/2027[3]	2,375,767
2,715,000	Global Payments, Inc. 5.300%, 8/15/2029[3]	2,683,875
965,000	GSK Consumer Healthcare Capital U.S. LLC 3.024%, 3/24/2024[3]	938,381
4,525,000	HCA, Inc. 4.500%, 2/15/2027[3]	4,422,359
1,900,000	Heineken N.V. 2.750%, 4/1/2023[5,8]	1,900,000
1,985,000	Humana, Inc. 4.500%, 4/1/2025[3]	1,968,612
1,020,000	Illumina, Inc. 5.750%, 12/13/2027[3]	1,046,269
1,000,000	IQVIA, Inc. 2.250%, 3/15/2029[3]	926,136
1,450,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 2.500%, 1/15/2027[3,5,8]	1,289,362
1,720,000	Mondelez International Holdings Netherlands B.V. 1.250%, 9/24/2026[3,5,8]	1,532,761
2,535,000	Organon & Co / Organon Foreign Debt Co-Issuer 4.125%, 4/30/2028[3,8]	2,319,550
1,442,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375%, 8/31/2027[3,8]	1,294,137
1,000,000	Roche Holdings, Inc. 5.380% (SOFR Rate+56 basis points), 3/10/2025[4,8]	992,371
	Royalty Pharma PLC
1,671,000	1.200%, 9/2/2025[3,5]	1,515,886
670,000	1.750%, 9/2/2027[3,5]	581,020

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,862,000	Thermo Fisher Scientific, Inc. 5.065% (SOFR Index+53 basis points), 10/18/2024[3,4]	$1,850,281
1,905,000	United Rentals North America, Inc. 4.875%, 1/15/2028[3]	1,823,657
2,235,000	Universal Health Services, Inc. 2.650%, 10/15/2030[3]	1,793,699
		46,334,347
	ENERGY — 3.5%
2,367,000	Boardwalk Pipelines LP 4.450%, 7/15/2027[3]	2,308,142
1,450,000	Buckeye Partners LP 3.950%, 12/1/2026[3]	1,313,772
581,000	Cheniere Energy Partners LP 4.500%, 10/1/2029[3]	540,299
1,775,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.000%, 2/1/2029[3,8]	1,692,010
	DCP Midstream Operating LP
1,280,000	5.625%, 7/15/2027[3]	1,292,859
2,800,000	8.125%, 8/16/2030	3,182,063
852,000	DT Midstream, Inc. 4.125%, 6/15/2029[3,8]	747,926
5,000,000	Enbridge, Inc. 5.240% (SOFR Index+63 basis points), 2/16/2024[4,5]	4,963,715
3,661,000	Energy Transfer LP 4.750%, 1/15/2026[3]	3,617,950
1,750,000	EnLink Midstream LLC 6.500%, 9/1/2030[3,8]	1,771,525
5,000,000	Kinder Morgan Energy Partners LP 4.250%, 9/1/2024[3]	4,943,925
920,000	NextEra Energy Partners LP 2.500%, 6/15/2026[8,11]	821,560
	TransCanada PipeLines Ltd.
1,085,000	6.166% (SOFR Index+152 basis points), 3/9/2026[3,4,5]	1,085,380
2,560,000	4.250%, 5/15/2028[3,5]	2,485,957
		30,767,083
	FINANCIAL — 0.8%
2,750,000	Aon Global Ltd. 3.500%, 6/14/2024[3,5]	2,700,294
1,920,000	Iron Mountain, Inc. 5.000%, 7/15/2028[3,8]	1,788,701

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
590,000	Metropolitan Life Global Funding I 4.050%, 8/25/2025[8]	$580,389
2,391,000	SBA Communications Corp. 3.125%, 2/1/2029[3]	2,082,214
		7,151,598
	INDUSTRIAL — 3.1%
2,205,000	Advanced Drainage Systems, Inc. 6.375%, 6/15/2030[3,8]	2,163,121
500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 2.125%, 8/15/2026[3]	476,282
1,000,000	BAE Systems Holdings, Inc. 3.800%, 10/7/2024[8]	980,989
1,515,000	Berry Global, Inc. 4.500%, 2/15/2026[3,8]	1,459,900
4,600,000	Brambles USA, Inc. 4.125%, 10/23/2025[3,8]	4,498,634
1,810,000	Builders FirstSource, Inc. 5.000%, 3/1/2030[3,8]	1,677,948
5,185,000	Graphic Packaging International LLC 0.821%, 4/15/2024[3,8]	4,942,176
2,430,000	John Deere Capital Corp. 4.750%, 1/20/2028	2,482,478
300,000	Nexans SA 5.500%, 4/5/2028[3,5]	325,344
1,970,000	Regal Rexnord Corp. 6.050%, 4/15/2028[3,8]	1,972,317
580,000	Republic Services, Inc. 0.875%, 11/15/2025[3]	523,709
2,035,000	Sealed Air Corp. 1.573%, 10/15/2026[3,8]	1,781,506
485,000	Smyrna Ready Mix Concrete LLC 6.000%, 11/1/2028[3,8]	455,995
	Standard Industries, Inc.
1,250,000	2.250%, 11/21/2026[3]	1,179,773
770,000	4.750%, 1/15/2028[3,8]	720,408
1,000,000	Vertiv Group Corp. 4.125%, 11/15/2028[3,8]	883,485
1,000,000	WESCO Distribution, Inc. 7.250%, 6/15/2028[3,8]	1,027,780
		27,551,845

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY — 2.7%
2,720,000	Cadence Design Systems, Inc. 4.375%, 10/15/2024[3]	$2,689,688
	Dell International LLC / EMC Corp.
225,000	5.250%, 2/1/2028[3]	227,291
2,474,000	6.200%, 7/15/2030[3]	2,581,431
1,505,000	Entegris, Inc. 4.375%, 4/15/2028[3,8]	1,361,358
2,550,000	Fidelity National Information Services, Inc. 1.650%, 3/1/2028[3]	2,183,325
825,000	Fiserv, Inc. 3.800%, 10/1/2023[3]	817,455
2,779,000	Fortinet, Inc. 1.000%, 3/15/2026[3]	2,495,814
270,000	Infor, Inc. 1.450%, 7/15/2023[3,8]	266,295
1,430,000	International Business Machines Corp. 4.500%, 2/6/2028[3]	1,430,814
1,557,000	Leidos, Inc. 3.625%, 5/15/2025[3]	1,517,500
1,291,000	Micron Technology, Inc. 5.327%, 2/6/2029[3]	1,299,636
3,870,000	NetApp, Inc. 2.375%, 6/22/2027[3]	3,566,368
2,300,000	NXP B.V. / NXP Funding LLC 5.550%, 12/1/2028[3,5]	2,348,553
	Oracle Corp.
970,000	2.950%, 5/15/2025[3]	934,199
110,000	4.500%, 5/6/2028[3]	108,731
		23,828,458
	UTILITIES — 3.0%
4,705,000	AES Corp. 1.375%, 1/15/2026[3]	4,237,031
1,830,000	Atlantica Sustainable Infrastructure PLC 4.125%, 6/15/2028[3,5,8]	1,644,072
3,500,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	3,394,510
5,120,000	CenterPoint Energy, Inc. 1.450%, 6/1/2026[3]	4,645,453
1,400,000	Duke Energy Corp. 4.900% (SOFR Rate+25 basis points), 6/10/2023[4]	1,398,571

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
2,412,000	Georgia Power Co. 2.200%, 9/15/2024[3]	$2,316,767
	NextEra Energy Capital Holdings, Inc.
1,250,000	4.999% (SOFR Index+40 basis points), 11/3/2023[3,4]	1,243,215
1,625,000	4.255%, 9/1/2024	1,610,680
485,000	NiSource, Inc. 5.250%, 3/30/2028[3]	493,745
2,350,000	NRG Energy, Inc. 2.450%, 12/2/2027[3,8]	2,012,382
2,000,000	Southern Co. 4.977% (SOFR Index+37 basis points), 5/10/2023[3,4]	1,997,150
250,000	Southern Power Co. 0.900%, 1/15/2026[3]	225,455
	Vistra Operations Co. LLC
425,000	5.625%, 2/15/2027[3,8]	413,026
1,760,000	4.375%, 5/1/2029[3,8]	1,560,742
		27,192,799
	Total Corporate
	(Cost $231,041,291)	229,594,165
	U.S. GOVERNMENT — 15.3%
	United States Treasury Bill
14,700,000	4.458%, 4/6/2023	14,694,355
14,700,000	4.484%, 4/11/2023	14,685,050
26,900,000	4.303%, 4/13/2023	26,865,514
6,750,000	4.652%, 4/20/2023	6,735,204
9,000,000	4.255%, 4/25/2023	8,975,178
10,250,000	4.551%, 4/27/2023	10,218,604
20,000,000	4.284%, 5/2/2023	19,926,140
17,250,000	4.556%, 5/4/2023	17,181,466
12,000,000	4.615%, 5/18/2023	11,929,872
4,500,000	4.776%, 5/23/2023	4,471,353
	Total U.S. Government
	(Cost $135,666,713)	135,682,736
	Total Bonds
	(Cost $853,791,012)	827,641,410

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.6%
5,363,862	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.64%[12,13]	$5,363,862
	Total Short-Term Investments
	(Cost $5,363,862)	5,363,862
	TOTAL INVESTMENTS — 98.4%
	(Cost $900,520,936)	874,871,683
	Other Assets in Excess of Liabilities — 1.6%	14,211,822
	TOTAL NET ASSETS — 100.0%	$889,083,505

Principal Amount
	SECURITIES SOLD SHORT — (6.4)%
	BONDS — (6.4)%
	U.S. GOVERNMENT — (6.4)%
	United States Treasury Note
$(12,800,000)	0.750%, 5/31/2026	(11,646,502)
(6,585,000)	3.250%, 6/30/2027	(6,473,108)
(7,100,000)	4.125%, 10/31/2027	(7,237,562)
(9,800,000)	3.500%, 1/31/2028	(9,750,236)
(24,950,000)	1.375%, 10/31/2028	(22,142,626)
	Total U.S. Government
	(Proceeds $57,729,376)	(57,250,034)
	Total Bonds
	(Proceeds $57,729,376)	(57,250,034)
	Total Securities Sold Short
	(Proceeds $57,729,376)	$(57,250,034)

EUR – Euro

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

[6]	All or a portion of the loan is unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $457,161,226 which represents 51.42% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.62% of total net assets of the Fund. The total value of these securities is $5,500,000.
[11]	Convertible security.
[12]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $3,531,841, which represents 0.40% of total net assets of the Fund.
[13]	The rate is the annualized seven-day yield at period end.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)

(50)	U.S. 5 Year Treasury Note	Jun 2023	$(5,360,937)	$(5,475,390)	$(114,453)
(50)	U.S. 10 Year Treasury Note	Jun 2023	(5,581,250)	(5,746,094)	(164,844)

TOTAL FUTURES CONTRACTS			$(10,942,187)	$(11,221,484)	$(279,297)

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At March 31, 2023	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	(21,981,250)	$(23,849,845)	$(23,983,881)	$(134,036)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(23,849,845)	$(23,983,881)	$(134,036)

EUR – Euro